Supplementary Financial Statement Information (Details) - Schedule of balance sheet - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
a. Accounts receivable and prepaid expenses
Accounts receivable and prepaid expenses	$ 239	$ 270
b. Trade payable, breakdown by currency:
Trade payable, breakdown by currency	798	833
c. Accounts payable and accruals - other:
Accounts payable and accruals - other	1,943	1,203
Provisions for Vacation and Others [Member]
c. Accounts payable and accruals - other:
Accounts payable and accruals - other	360	245
Royalties and Other [Member]
c. Accounts payable and accruals - other:
Accounts payable and accruals - other	912	159
Employees and Institutions for Employees [Member]
c. Accounts payable and accruals - other:
Accounts payable and accruals - other	671	799
Institutions [Member]
a. Accounts receivable and prepaid expenses
Accounts receivable and prepaid expenses	81	124
Prepaid Expenses [Member]
a. Accounts receivable and prepaid expenses
Accounts receivable and prepaid expenses	158	84
Others [Member]
a. Accounts receivable and prepaid expenses
Accounts receivable and prepaid expenses		62
USD [Member]
b. Trade payable, breakdown by currency:
Trade payable, breakdown by currency	240	35
NIS [Member]
b. Trade payable, breakdown by currency:
Trade payable, breakdown by currency	$ 558	$ 798